Consolidated Condensed Interim Statement of Loss and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses
Research and development	$ 641,839	$ 618,869	$ 992,922	$ 1,216,359	$ 1,925,635	$ 1,745,164	$ 2,342,654	$ 1,550,490
General and administrative	500,753	966,923	1,756,859	2,574,757	1,601,982	2,344,473	3,952,307	1,154,604
Operating expenses, total	1,142,592	1,585,792	2,749,781	3,791,116	3,527,617	4,089,637	6,294,961	2,705,094
Other loss (income)
Change in fair value of derivative liability	343,569	1,599,349	166,388	7,142,775	276,963	(6,867,477)	(1,324,051)	(318,502)
Change in fair value of derivative liability due to change in warrant terms					(23,658)
Loss on exchange of warrants	156,219				249,062
Issuance of shares to Valent for future royalty reduction				598,000			598,000
Change in fair value of derivative liability due to tender offer			(111,179)
Derivative issuance costs				2,713,220			2,713,220	24,742
Foreign exchange loss	6,826	11,947	(9,382)	(28,933)	16,512	43,910	3,030	(18,492)
Interest expense		2,015	4,067	3,947	2,091	6,088	8,020	7,521
Interest income	(70)	(496)	(767)	(1,180)	(331)	(1,807)	(2,491)
Nonoperating Income (Expense)	506,544	1,612,815	49,127	10,427,829	520,639	(6,819,286)	1,995,728	(304,731)
Loss for the period	1,649,136	3,198,607	2,798,908	14,218,945	4,048,256	(2,729,649)	8,290,689	2,400,363
Basic loss (income) per share	$ 0.04	$ 0.10			$ 0.11	$ (0.09)
Diluted loss (income) per share	$ 0.04	$ 0.10			$ 0.11	$ 0.00
Basic and diluted loss per share			$ (0.09)	$ (0.51)			$ (0.28)	$ (0.18)
Basic weighted average number of shares	38,976,827	31,659,791			37,732,995	31,536,466
Diluted weighted average number of shares	38,976,827	31,659,791			37,732,995	31,536,466
Weighted average number of shares			32,468,861	27,727,845			29,667,324	13,232,349
Comprehensive loss
Net loss	1,649,136	3,198,607	2,798,908	14,218,945	4,048,256	(2,729,649)	8,290,689	2,400,363
Other comprehensive loss (income)
Translation to US dollar presentation currency								21,121
Comprehensive loss			$ 2,798,908	$ 14,218,945			$ 8,290,689	$ 2,421,484